FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 33.8%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	1,243,850	$1,603,170
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	2,111,824	2,971,537
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	741,336	1,106,440
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	524,372	791,203
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,600,092	3,171,614
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,575,083	4,940,804
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	2,745,250	2,816,180
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,082,546	2,176,152
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	2,150,260	2,274,941
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	1,147,540	1,220,970
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	1,602,342	1,726,088
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	1,577,701	1,700,985
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	6,248,940	6,942,230
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	2,749,464	2,992,199
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	105,763	122,459
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,764,549	1,938,501

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $35,964,738)				38,495,473

			SHARES
COMMON STOCKS - 20.7%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.1%
LG Uplus Corp.			9,934	135,424	(a)

Entertainment - 0.7%
Activision Blizzard Inc.			1,738	165,875
Electronic Arts Inc.			970	139,515
NetEase Inc., ADR			1,430	164,807
Nintendo Co. Ltd.			300	174,552	(a)
Take-Two Interactive Software Inc.			700	123,914	*

Total Entertainment				768,663

Interactive Media & Services - 1.1%
Alphabet Inc., Class A Shares			153	373,594	*
Alphabet Inc., Class C Shares			140	350,885	*
Auto Trader Group PLC			14,233	124,820	*(a)
Baidu Inc., ADR			832	169,645	*
Facebook Inc., Class A Shares			432	150,211	*
Zillow Group Inc., Class C Shares			870	106,331	*

Total Interactive Media & Services				1,275,486

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2021 Quarterly Report	1

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 0.4%
KDDI Corp.	4,500	$140,307	(a)
MTN Group Ltd.	17,300	125,008	*(a)
SoftBank Corp.	10,600	138,657	(a)

Total Wireless Telecommunication Services		403,972

TOTAL COMMUNICATION SERVICES		2,583,545

CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
Magna International Inc.	2,100	194,431

Hotels, Restaurants & Leisure - 0.3%
Brinker International Inc.	2,278	140,894	*
Jack in the Box Inc.	1,195	133,171
Yum! Brands Inc.	1,142	131,364

Total Hotels, Restaurants & Leisure		405,429

Household Durables - 0.1%
PulteGroup Inc.	2,400	130,968

Internet & Direct Marketing Retail - 0.8%
Amazon.com Inc.	176	605,468	*
eBay Inc.	2,100	147,441
JD.com Inc., ADR	1,450	115,725	*

Total Internet & Direct Marketing Retail		868,634

Multiline Retail - 0.1%
Canadian Tire Corp. Ltd., Class A Shares	800	126,596

Specialty Retail - 0.5%
Home Depot Inc.	388	123,729
Lowe’s Cos. Inc.	1,669	323,736
TJX Cos. Inc.	2,500	168,550

Total Specialty Retail		616,015

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp.	300	115,221	*
Pandora A/S	1,738	234,191	(a)
Under Armour Inc., Class A Shares	3,697	78,192	*

Total Textiles, Apparel & Luxury Goods		427,604

TOTAL CONSUMER DISCRETIONARY		2,769,677

CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Constellation Brands Inc., Class A Shares	620	145,012

Food & Staples Retailing - 0.4%
Alimentation Couche-Tard Inc., Class B Shares	3,000	110,237

See Notes to Consolidated Schedule of Investments.

2	Franklin Strategic Real Return Fund 2021 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
George Weston Ltd.	1,300	$123,907
Walmart Inc.	1,403	197,851

Total Food & Staples Retailing		431,995

Food Products - 0.2%
Ingredion Inc.	1,017	92,038
JBS SA	17,000	99,769

Total Food Products		191,807

Household Products - 0.3%
Clorox Co.	518	93,194
Kimberly-Clark de Mexico SAB de CV, Class A Shares	42,500	75,495
Procter & Gamble Co.	1,229	165,829

Total Household Products		334,518

Personal Products - 0.2%
Estee Lauder Cos. Inc., Class A Shares	550	174,944

Tobacco - 0.1%
Swedish Match AB	15,710	133,994	(a)

TOTAL CONSUMER STAPLES		1,412,270

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
BP PLC	42,400	185,309	(a)
China Shenhua Energy Co. Ltd., Class H Shares	54,500	106,837	(a)
Exxon Mobil Corp.	3,700	233,396
Lundin Energy AB	4,200	149,021	(a)
Royal Dutch Shell PLC, Class A Shares	8,900	178,850	(a)

TOTAL ENERGY		853,413

FINANCIALS - 3.0%
Banks - 1.5%
Banco Bilbao Vizcaya Argentaria SA	19,409	120,750	(a)
Bank of America Corp.	6,201	255,667
BNP Paribas SA	2,064	129,256	(a)
Citigroup Inc.	2,433	172,135
Citizens Financial Group Inc.	4,969	227,928
Comerica Inc.	2,726	194,473
JPMorgan Chase & Co.	1,185	184,315
Lloyds Banking Group PLC	189,203	122,397	(a)
Postal Savings Bank of China Co. Ltd., Class H Shares	129,000	86,894
Wells Fargo & Co.	4,400	199,276

Total Banks		1,693,091

See Notes to Consolidated Schedule of Investments.

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FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Capital Markets - 0.3%
Ameriprise Financial Inc.	826	$205,575
CI Financial Corp.	8,000	146,821

Total Capital Markets		352,396

Consumer Finance - 0.6%
Capital One Financial Corp.	1,533	237,140
Discover Financial Services	2,006	237,290
Synchrony Financial	4,482	217,466

Total Consumer Finance		691,896

Insurance - 0.6%
Allianz SE, Registered Shares	909	226,647	(a)
Allstate Corp.	1,970	256,967
Legal & General Group PLC	29,298	104,280	(a)
Prudential Financial Inc.	1,139	116,713

Total Insurance		704,607

TOTAL FINANCIALS		3,441,990

HEALTH CARE - 2.5%
Biotechnology - 0.5%
Biogen Inc.	488	168,980	*
Regeneron Pharmaceuticals Inc.	329	183,759	*
Vertex Pharmaceuticals Inc.	960	193,565	*

Total Biotechnology		546,304

Health Care Equipment & Supplies - 0.1%
Masimo Corp.	711	172,382	*

Health Care Providers & Services - 1.3%
Anthem Inc.	530	202,354
Cardinal Health Inc.	2,000	114,180
Cigna Corp.	589	139,634
HCA Healthcare Inc.	860	177,796
Humana Inc.	364	161,150
McKesson Corp.	832	159,112
Molina Healthcare Inc.	650	164,489	*
UnitedHealth Group Inc.	790	316,348

Total Health Care Providers & Services		1,435,063

Health Care Technology - 0.1%
Veeva Systems Inc., Class A Shares	500	155,475	*

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories Inc., Class A Shares	260	167,516	*

Pharmaceuticals - 0.4%
Novo Nordisk A/S, Class B Shares	1,987	166,236	(a)

See Notes to Consolidated Schedule of Investments.

4	Franklin Strategic Real Return Fund 2021 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Ono Pharmaceutical Co. Ltd.	6,400	$142,058	(a)
Shionogi & Co. Ltd.	1,900	99,019	(a)

Total Pharmaceuticals		407,313

TOTAL HEALTH CARE		2,884,053

INDUSTRIALS - 2.3%
Air Freight & Logistics - 0.2%
Deutsche Post AG, Registered Shares	2,600	176,907	(a)

Building Products - 0.2%
Lennox International Inc.	400	140,320
Masco Corp.	2,000	117,820

Total Building Products		258,140

Industrial Conglomerates - 0.3%
3M Co.	800	158,904
CITIC Ltd.	65,000	70,091	(a)
LG Corp.	1,167	106,238	(a)

Total Industrial Conglomerates		335,233

Machinery - 0.7%
CNH Industrial NV	9,000	148,704	(a)
Cummins Inc.	1,043	254,294
GEA Group AG	2,500	101,261	(a)
Volvo AB, Class B Shares	6,300	151,644	(a)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	125,200	131,102	(a)

Total Machinery		787,005

Marine - 0.1%
A.P. Moller - Maersk A/S, Class B Shares	60	172,548	(a)

Professional Services - 0.3%
ManpowerGroup Inc.	1,515	180,149
Wolters Kluwer NV	1,617	162,521	(a)

Total Professional Services		342,670

Trading Companies & Distributors - 0.5%
Marubeni Corp.	18,400	159,930	(a)
Mitsubishi Corp.	4,600	125,301	(a)
Sumitomo Corp.	10,800	144,490	(a)
W.W. Grainger Inc.	332	145,416

Total Trading Companies & Distributors		575,137

TOTAL INDUSTRIALS		2,647,640

INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.2%
Cisco Systems Inc.	4,008	212,424

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2021 Quarterly Report	5

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co. Ltd.	32,000	$128,632

IT Services - 0.4%
Adyen NV	47	114,864	*(a)
CGI Inc.	1,600	145,066	*
Gartner Inc.	600	145,320	*

Total IT Services		405,250

Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials Inc.	2,201	313,422
ASM International NV	776	255,150	(a)
ASML Holding NV	430	296,056	(a)
KLA Corp.	672	217,869
MediaTek Inc.	4,000	138,107
Powertech Technology Inc.	23,000	88,805	(a)
Texas Instruments Inc.	1,587	305,180
United Microelectronics Corp.	131,000	249,658

Total Semiconductors & Semiconductor Equipment		1,864,247

Software - 1.1%
Check Point Software Technologies Ltd.	1,224	142,143	*
Citrix Systems Inc.	600	70,362
Fortinet Inc.	600	142,914	*
Microsoft Corp.	3,420	926,478

Total Software		1,281,897

Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc.	7,732	1,058,975
Logitech International SA, Registered Shares	1,300	157,554	(a)
Samsung Electronics Co. Ltd.	5,026	360,240	(a)

Total Technology Hardware, Storage & Peripherals		1,576,769

TOTAL INFORMATION TECHNOLOGY		5,469,219

MATERIALS - 0.8%
Chemicals - 0.1%
Huntsman Corp.	4,912	130,266

Metals & Mining - 0.6%
Anglo American Platinum Ltd.	1,016	117,409	(a)
Fortescue Metals Group Ltd.	9,612	168,224	(a)
Kinross Gold Corp.	11,300	71,651
POSCO	400	123,095	(a)
Rio Tinto PLC	2,396	197,255	(a)

Total Metals & Mining		677,634

See Notes to Consolidated Schedule of Investments.

6	Franklin Strategic Real Return Fund 2021 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY			SHARES	VALUE
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.			2,000	$120,580

TOTAL MATERIALS				928,480

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
China Vanke Co. Ltd., Class H Shares			27,200	85,128
Country Garden Holdings Co. Ltd.			103,000	115,413
Daito Trust Construction Co. Ltd.			1,300	142,124	(a)
Sun Hung Kai Properties Ltd.			8,500	126,663

TOTAL REAL ESTATE				469,328

UTILITIES - 0.1%
Electric Utilities - 0.0%††
Tohoku Electric Power Co. Inc.			6,900	54,027	(a)

Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co. Ltd.			4,600	65,643	(a)

Multi-Utilities - 0.0%††
AGL Energy Ltd.			5,545	34,007	(a)

TOTAL UTILITIES				153,677

TOTAL COMMON STOCKS (Cost - $15,608,630)				23,613,292

INVESTMENTS IN UNDERLYING FUNDS - 17.9%
Invesco S&P 500 Quality ETF			85,206	4,141,012
iShares Core High Dividend ETF			12,990	1,253,925
Vanguard Dividend Appreciation ETF			8,960	1,386,918
Vanguard Mega Cap Value ETF			12,260	1,221,341
Vanguard Real Estate ETF			121,890	12,407,183

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $12,036,584)				20,410,379

	RATE	MATURITY DATE	FACE AMOUNT†
CORPORATE BONDS & NOTES - 2.4%
ENERGY - 1.2%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	4,424

Oil, Gas & Consumable Fuels - 1.2%
Apache Corp., Senior Notes	2.625%	1/15/23	29,000	29,272
Apache Corp., Senior Notes	4.750%	4/15/43	60,000	62,514
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000	266,036
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	270,213
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	21,059
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	120,000	129,568
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	60,000	63,437

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2021 Quarterly Report	7

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000		$54,306
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	80,000		89,109
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000		44,313
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000		59,635
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	50,000		50,246
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	100,000		104,432
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	80,000		101,698
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	30,000		31,738

Total Oil, Gas & Consumable Fuels					1,377,576

TOTAL ENERGY					1,382,000

MATERIALS - 1.2%
Metals & Mining - 1.0%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000		221,983	(b)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	200,000		192,950	(b)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	50,000		70,712
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	40,000		43,148	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000		55,475	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000		99,254	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000		282,300
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000		41,291
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000		60,212

Total Metals & Mining					1,067,325

Paper & Forest Products - 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000		222,179	(c)

TOTAL MATERIALS					1,289,504

TOTAL CORPORATE BONDS & NOTES (Cost - $2,419,306)					2,671,504

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.6%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	1,661,745	BRL	384,601

Canada - 0.3%
Canadian Government Real Return Bond	1.500%	12/1/44	169,914	CAD	180,109
Canadian Government Real Return Bond	0.500%	12/1/50	129,541	CAD	116,223

Total Canada					296,332

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $741,833)					680,933

See Notes to Consolidated Schedule of Investments.

8	Franklin Strategic Real Return Fund 2021 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 0.5%
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	200,000	$235,351

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	160,000	163,402

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	200,000	209,289	(b)

TOTAL SOVEREIGN BONDS (Cost - $582,995)				608,042

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $67,354,086)				86,479,623

			SHARES
SHORT-TERM INVESTMENTS - 23.5%
Dreyfus Government Cash Management, Institutional Shares	0.030%		557,477	557,477
Invesco Government & Agency Portfolio, Institutional Class	0.026%		26,122,486	26,122,486
Invesco Treasury Portfolio, Institutional Class	0.010%		51,462	51,462

TOTAL SHORT-TERM INVESTMENTS (Cost - $26,731,425)				26,731,425

TOTAL INVESTMENTS - 99.4% (Cost - $94,085,511)				113,211,048
Other Assets in Excess of Liabilities - 0.6%				688,786

TOTAL NET ASSETS - 100.0%				$113,899,834

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
BRL	— Brazilian Real
CAD	— Canadian Dollar
ETF	— Exchange-Traded Fund

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2021 Quarterly Report	9

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2021

At June 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Amsterdam Index	2	7/21	$345,498	$345,921	$423
Australian 10-Year Bonds	104	9/21	10,963,812	11,012,007	48,195
CAC 40 Euro	2	7/21	156,170	154,266	(1,904)
Canadian 10-Year Bonds	29	9/21	3,362,143	3,404,389	42,246
DAX Index	3	9/21	278,723	276,185	(2,538)
E-mini S&P 500 Index	1	9/21	211,451	214,430	2,979
FTSE 100 Index	2	9/21	195,412	193,122	(2,290)
FTSE/MIB Index	2	9/21	303,205	296,485	(6,720)
IBEX 35 Index	1	7/21	108,269	104,207	(4,062)
S&P GSCI	175	7/21	22,985,055	23,489,375	504,320
S&P/TSX 60 Index	1	9/21	191,481	194,047	2,566
SPI 200 Index	1	9/21	135,463	135,422	(41)
Topix Index	1	9/21	174,940	174,895	(45)
U.S. Treasury 5-Year Notes	11	9/21	1,358,831	1,357,726	(1,105)

					582,024

Contracts to Sell:
Euro-Bund	59	9/21	11,990,901	12,075,666	(84,765)
Japanese 10-Year Bonds	43	9/21	5,857,581	5,873,964	(16,383)
U.S. Treasury 10-Year Notes	3	9/21	394,780	397,500	(2,720)
U.S. Treasury Long-Term Bonds	8	9/21	1,244,079	1,286,000	(41,921)
United Kingdom Long Gilt Bonds	8	9/21	1,401,985	1,417,606	(15,621)

					(161,410)

Net unrealized appreciation on open futures contracts					$420,614

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,024,000	USD	2,341,143	Citibank N.A.	7/9/21	$(73,181)
EUR	1,588,000	USD	1,936,088	Citibank N.A.	7/9/21	(52,754)
EUR	16,582,000	USD	20,216,758	Citibank N.A.	7/9/21	(550,865)
USD	1,668,374	AUD	2,155,000	Citibank N.A.	7/9/21	52,151
CAD	3,179,000	USD	2,628,722	HSBC Securities Inc.	7/9/21	(64,208)
CAD	6,700,000	USD	5,540,245	HSBC Securities Inc.	7/9/21	(135,323)
CHF	1,134,000	USD	1,266,169	HSBC Securities Inc.	7/9/21	(40,264)
GBP	2,637,000	USD	3,727,245	HSBC Securities Inc.	7/9/21	(79,382)

See Notes to Consolidated Schedule of Investments.

10	Franklin Strategic Real Return Fund 2021 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	2,950,000	USD	4,169,653	HSBC Securities Inc.	7/9/21	$ (88,805)
JPY	80,700,000	USD	737,613	HSBC Securities Inc.	7/9/21	(11,158)
JPY	523,400,000	USD	4,783,977	HSBC Securities Inc.	7/9/21	(72,368)
MXN	46,610,000	USD	2,349,886	HSBC Securities Inc.	7/9/21	(14,289)
NZD	3,216,000	USD	2,315,956	HSBC Securities Inc.	7/9/21	(67,983)
SEK	12,250,000	USD	1,482,817	HSBC Securities Inc.	7/9/21	(51,298)
SEK	46,310,000	USD	5,605,653	HSBC Securities Inc.	7/9/21	(193,928)
USD	4,803,402	CHF	4,302,000	HSBC Securities Inc.	7/9/21	152,746
USD	5,277,875	NZD	7,329,000	HSBC Securities Inc.	7/9/21	154,928
NOK	19,480,000	USD	2,360,373	UBS Securities LLC	7/9/21	(97,830)
NOK	39,100,000	USD	4,737,710	UBS Securities LLC	7/9/21	(196,363)

Total						$(1,430,174)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2021 Quarterly Report	11

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Strategic Real Return Fund (prior to August 7, 2021, the Fund was known as QS Strategic Real Return Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the

12

Notes to Consolidated Schedule of Investments (unaudited) (continued)

“Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

13

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$38,495,473	—	$38,495,473
Common Stocks:
Communication Services	$1,744,777	838,768	—	2,583,545
Consumer Discretionary	2,535,486	234,191	—	2,769,677
Consumer Staples	1,278,276	133,994	—	1,412,270
Energy	233,396	620,017	—	853,413
Financials	2,738,660	703,330	—	3,441,990
Health Care	2,476,740	407,313	—	2,884,053
Industrials	996,903	1,650,737	—	2,647,640
Information Technology	4,196,550	1,272,669	—	5,469,219
Materials	322,497	605,983	—	928,480
Real Estate	327,204	142,124	—	469,328
Utilities	—	153,677	—	153,677
Investments in Underlying Funds	20,410,379	—	—	20,410,379
Corporate Bonds & Notes	—	2,671,504	—	2,671,504
Non-U.S. Treasury Inflation
Protected Securities	—	680,933	—	680,933
Sovereign Bonds	—	608,042	—	608,042

Total Long-Term Investments	37,260,868	49,218,755	—	86,479,623

Short-Term Investments†	26,731,425	—	—	26,731,425

Total Investments	$63,992,293	$49,218,755	—	$113,211,048

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$600,729	—	—	$600,729
Forward Foreign Currency Contracts††	—	$359,825	—	359,825

Total Other Financial Instruments	$600,729	$359,825	—	$960,554

Total	$64,593,022	$49,578,580	—	$114,171,602

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$180,115	—	—	$180,115
Forward Foreign Currency Contracts††	—	$1,789,999	—	1,789,999

Total	$180,115	$1,789,999	—	$1,970,114

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

15